Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of business acquisitions
The following table summarizes the consideration transferred to acquire H&R, as well as the fair value of the assets acquired and liabilities assumed, and goodwill that were recognized at the acquisition date:

December 2
In millions	2019
Consideration transferred
Cash paid at closing	$95
Subsequent consideration (1)	10
Fair value of total consideration transferred	$105
Recognized amounts of identifiable assets acquired and liabilities assumed (2)
Current assets	$10
Non-current assets (3)	84
Non-current liabilities	(1)
Total identifiable net assets (4)	$93
Goodwill (5)	$12
(1)Primarily comprised of funds withheld for the indemnification of claims, of which $2 million remains to be paid.
(2)As at the acquisition date, the purchase price was preliminary and subject to change over the measurement period, permitted to be up to one year from the acquisition date. The Company's purchase price allocation is now final.
(3)Includes identifiable intangible assets of $52 million.
(4)Includes operating lease right-of-use assets and liabilities.
(5)The goodwill acquired through the business combination is mainly attributable to the premium of an established business operation. The goodwill is deductible for tax purposes.
The following table summarizes the consideration transferred to acquire TransX, as well as the fair value of the assets acquired and liabilities assumed, and goodwill that were recognized at the acquisition date:

March 20
In millions	2019
Consideration transferred
Cash paid at closing	$170
Additional cash consideration and other (1)	22
Fair value of total consideration transferred	$192
Recognized amounts of identifiable assets acquired and liabilities assumed (2)
Current assets	$85
Non-current assets (3)	260
Current liabilities	(134)
Non-current liabilities	(77)
Total identifiable net assets (4)	$134
Goodwill (5)	$58
(1)Includes additional cash consideration paid of $25 million less an adjustment of $3 million to reflect the settlement of working capital.
(2)As at the acquisition date, the purchase price was preliminary and subject to change over the measurement period, permitted to be up to one year from the acquisition date. In the first quarter of 2020, based on updated information available to the Company, the fair value of net assets acquired was adjusted to reflect a net decrease to current and deferred income tax balances of $7 million, resulting in a decrease to Goodwill for the same amount. The Company’s purchase price allocation is now final.
(3)Includes identifiable intangible assets of $34 million.
(4)Includes finance and operating lease right-of-use assets and liabilities.
(5)The goodwill acquired through the business combination is mainly attributable to the premium of an established business operation. The goodwill is not deductible for tax purposes.